Liabilities due to customers	6 Months Ended
Dec. 31, 2024
Liabilities due to customers
Liabilities due to customers

14.Liabilities due to customers

	December 31,	June 30,
	2024	2024
	US$	US$
Structured products	71,370,346	21,077,444
Accrued interest	152,685	15,541
	71,523,031	21,092,985

Liabilities due to customers mainly related to proceeds received from customers who purchased cryptocurrency-denoted products, which represent fixed/variable interest cryptocurrency deposited in “Sparrow” platform operated by the Group.

These deposits are not protected by any insurance and unsecured. Upon maturity of the cryptocurrency-denoted products, the customers receive the same type of cryptocurrency in the same quantity plus additional interest returns. The deposit and interest will be deposited to customers’ accounts on the same date upon maturity of cryptocurrency-denoted products, and customers will be able to withdraw on demand.

The following table sets forth the fair values of liabilities due to customers as the end of the financial period/year:

	December 31,	June 30,
	2024	2024
	US$	US$
BTC	44,446,410	13,500,282
ETH	3,443,643	4,123,677
SP$	—	2,049,063
USDT	15,417,869	783,549
USDC	7,648,337	609,864
XSGD(1)	566,772	—
Others	—	26,550
	71,523,031	21,092,985
(1)	XSGD (Singapore Dollar Stablecoin) is Singapore’s stablecoin, pegged to the Singapore Dollar (SGD) on a 1:1 basis and fully backed by reserve assets.